SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reclassifications

Reclassifications: Certain prior period amounts have been reclassified to conform to the current year presentation.

Changes to previously issued financial statements

During the preparation of the Company’s condensed consolidated financial statements, management identified certain changes to the Company’s previously issued unaudited condensed consolidated financial statements for the three and six months ended June 30, 2025, which were included in the Company’s Quarterly Report on Form 10-Q for the period ended June 30, 2025. Management evaluated the errors, individually and in the aggregate, and concluded that they were not significant to the Company’s previously issued condensed consolidated financial statements for the prior period. Accordingly, amendment of the prior filing is not required. However, management determined that the errors should be corrected by revising the applicable prior-period financial information presented herein. The revisions to the previously reported financial information primarily resulted from the following:

●	Interim Period revisions: In connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2025, the Company identified certain insignificant adjustments that were attributable to prior interim periods. Accordingly, the comparative condensed consolidated statements of operations for the three and six months ended June 30, 2025 have been revised to reflect the effects of these adjustments in the appropriate periods. The following were the adjustments made:
i)	Certain costs had been capitalized as intangible assets during prior interim periods although the applicable capitalization criteria had not been met. These amounts were subsequently reversed as of December 31, 2025, and have been reflected in the appropriate prior interim periods. The adjustment resulted in an increase of approximately $254,000 to selling, general and administrative expenses.
ii)	Certain moulds used in the manufacturing of chips had previously been classified as inventory, although such classification did not appropriately reflect their nature and use in the Company’s operations. These amounts were subsequently reclassified from inventory to property and equipment in the Company’s Form 10-K filing. Although the reclassification and related depreciation were appropriately reflected in the Form 10-K, the moulds and related amounts were not correctly presented in the Company’s previously filed Form 10-Q filings. Accordingly, depreciation on such molds has been computed and recorded in the appropriate prior interim periods to reflect their use in operations. Accordingly, the Company recorded approximately $4,500 of additional depreciation expense within selling, general and administrative expenses in the applicable prior interim periods.
iii)	Certain expenses previously classified within selling, general and administrative expenses were reclassified to cost of revenue to better reflect the nature of the underlying costs. The reclassification was approximately $55,000 and had no impact on loss from operations or net loss.
iv)	The Company identified a classification difference in December 31, 2025 financial statement whereby changes in the fair value of debt instruments related to its section 3(a)(10) immediately prior to extinguishment were recorded within gain/(loss) on extinguishment of debt and additional paid in capital instead of gain/(loss) on change in fair value. The effects of these revisions, which were previously reflected as part of the year-end adjustments, have been reflected in the appropriate prior interim periods. The revisions included adjustments of approximately $1,543,000 and $774,000 related to change in fair value of the Section 3(a)(10) settlement agreement and loss on extinguishment of debt and vendor payables, respectively.
v)	The Company identified an additional allowance for expected credit losses that should have been recognized as of June 30, 2025. Accordingly, the Company recorded an additional provision for expected credit losses of approximately $254,000 within selling, general and administrative expenses in the applicable prior interim period.
vi)	The Company identified certain revenue that had previously been deferred but for which the applicable revenue recognition criteria were satisfied during the prior interim period. Accordingly, revenue for the applicable prior period was increased by approximately $150,000.
vii)	The Company identified certain expenses for which accruals had not been recorded in the appropriate prior interim periods. Accordingly, the Company recorded additional accrued expenses of approximately $138,000 within cost of revenue and selling, general and administrative expenses, as applicable.
●	Discontinued operations: On June 17, 2026, the Company completed the disposition of its GIX operations. As a result, the GIX operations qualified for presentation as discontinued operations. Accordingly, the comparative condensed consolidated statements of operations for the three and six months ended June 30, 2025 have been retrospectively revised to present the results of the GIX operations as discontinued operations. (see Note 4)

The impact of the adjustment on the line items within the previously reported unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2025 included in the Company’s Form 10-Q filed with the SEC on September 16, 2025 are as follows:

	Six Months Ended June 30, 2025
	Numbers			Discontinuing	Continuing
	reported as of	revision	Adjusted	Operations as of	Operations as of
	June 30, 2025	adjustments	balances	June 30, 2025	June 30, 2025
Revenues	$17,499,834	$150,600	$17,650,434	$1,510,877	$16,139,557
Cost of revenues	11,513,224	138,440	11,651,664	1,318,302	10,333,362
Gross profit	5,986,610	12,160	5,998,770	192,575	5,806,195
Selling, general and administrative expenses	12,579,336	493,798	13,073,134	516,923	12,556,211
Loss on impairment of intangible assets	—	—	—	—	—
Loss from operations	(6,592,726)	(481,638)	(7,074,364)	(324,348)	(6,750,016)
Other income (expense):
Interest expense	(595,635)	—	(595,635)	22,559	(573,076)
Loss on extinguishment of debt and vendor payable	(4,105,692)	774,218	(3,331,474)	—	(3,331,474)
Change in fair value of convertible debt	(830,272)	—	(830,272)	—	(830,272)
Change in fair value of forward purchase agreement	(971,000)	—	(971,000)	—	(971,000)
Change in fair value of derivative liabilities	(544,209)	—	(544,209)	—	(544,209)
Bargain Purchase Gain	2,486,702	—	2,486,702	2,486,702	—
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)	617,966	(1,543,643)	(925,677)	—	(925,677)
Other income (expense), net	151,419	—	151,419	10,974	162,393
Total other income (expense), net	(3,790,721)	(769,425)	(4,560,146)	2,453,169	(7,013,315)
Net income (loss)	(10,383,447)	(1,251,063)	(11,634,510)	2,128,821	(13,763,331)

	Three Months Ended June 30, 2025
	Numbers			Discontinuing	Continuing
	reported as of	revision	Adjusted	Operations as of	Operations as of
	June 30, 2025	adjustments	balances	June 30, 2025	June 30, 2025
Revenues	$8,511,491	$150,600	$8,662,091	$776,890	$7,885,201
Cost of revenues	5,538,614	138,440	5,677,054	672,607	5,004,447
Gross profit	2,972,877	12,160	2,985,037	104,283	2,880,754
Selling, general and administrative expenses	6,292,160	493,798	6,785,958	364,723	6,421,235
Loss on impairment of intangible assets and goodwill	—	—	—	—	—
Loss from operations	(3,319,283)	(481,638)	(3,800,921)	(260,440)	(3,540,481)
Other income (expense):
Interest expense	(102,171)	—	(102,171)	16,414	(85,757)
Loss on extinguishment of debt and vendor payable	(1,599,285)	774,218	(825,067)	—	(825,067)
Change in fair value of convertible debt	(510,577)	—	(510,577)	—	(510,577)
Change in fair value of forward purchase agreement	—	—	—	—	—
Change in fair value of derivative liabilities	(510,661)	—	(510,661)	—	(510,661)
Bargain Purchase Gain	2,486,702	—	2,486,702	2,486,702	—
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)	207,715	(1,543,643)	(1,335,928)	—	(1,335,928)
Other income (expense), net	(58,548)	—	(58,548)	26,916	(85,464)
Total other income (expense), net	(86,825)	(769,425)	(856,250)	2,497,204	(3,353,454)
Net income (loss)	(3,406,108)	(1,251,063)	(4,657,171)	2,236,764	(6,893,935)
Reclassifications: Certain prior period amounts have been reclassified to conform to the current year presentation.
Emerging growth company

Emerging growth company: The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Use of estimates

Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of financial assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates. The Company’s most significant estimates and judgments involve the identification of intangible assets and goodwill in business combination, and determination of their useful life, valuation of acquired assets and assumed liabilities in a business combination, assessment of financial instruments as equity or liability, valuation of equity-classified and liability classified financial instruments, the useful lives of long-lived assets and identified intangible assets, assumptions used in assessing impairment of long lived assets, identified intangible assets and goodwill, valuation of contingent consideration obligations, valuation of Purchase Price Allocation (“PPA”) for assets acquisition and convertible debt reported at fair value.

Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of financial assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates. The Company’s most significant estimates and judgments involve the identification of intangible assets in business combination, and determination of their useful life, valuation of acquired assets and assumed liabilities in a business combination, assessment of financial instruments as equity or liability, valuation of equity-classified and liability-classified financial instruments, the useful lives of long-lived assets, goodwill, identified intangible assets, assumptions used in assessing impairment of long-lived assets and goodwill, valuation of contingent consideration obligations, and the valuation of PPA for assets acquisition, convertible debt reported at fair value.

Segment reporting

Segment reporting: ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources.

The Company reported its results through five operating segments: Owned Service Network, Managed Solutions, Keen Labs, Logistics, and Other. As a result of the disposition of GIX, the Company divested its Distributed Energy & Renewables and Transportation segments, which are presented as discontinued operations in this report.

Below are five operating and reportable segments based on the level at which the CODM reviews operating results, assesses performance and makes decisions regarding resource allocation as follows:

(1)

Owned service network segment consists of our owned service providers who serve as a single point solution provider for enterprises, infrastructure providers, homeowners, and light commercial building owners for their electrification and decarbonization needs, including system design, installation, monitoring, maintenance and repair of solar energy systems and HVAC solutions. The owned service providers use the Company’s technology platform, which provides maintenance, repair, and installation guidance and optimization (the “Technology Platform”), in servicing the homeowners and light commercial building owners. During the three and six months ended June 30, 2026, the Company continued to streamline certain HVAC, solar, and other home service operations within the Owned Service Network segment as the Company shifted its strategy toward product-led and technology-enabled offerings. As of June 30, 2026, the Company had not authorized and approved a plan to sell and continued to evaluate multiple strategic alternatives. Accordingly, the disposal group did not meet the criteria for classification as held for sale under ASC 205-20-45-1E as management had not committed to a plan of sale and a sale was not considered probable within one year.

(2)

Managed solutions segment provides third party residential and light commercial service providers with access to the Technology Platform as well as a selection of servicing offerings that the managed solutions customer can select from, including human resources management, procurement services, omnichannel marketing and lead generation as well as access to short-term working capital loans. The Company terminated its last remaining managed service agreement in April 2026, and this segment is expected to be eliminated as a reportable segment beginning in the third quarter of 2026. As the Company continues to focus on its strategy toward product-led and technology-enabled offerings and as part of this strategy, the Company terminated its managed service solution agreement. As of June 30, 2026, the Company had not authorized and approved a plan to sell and continued to evaluate multiple strategic alternatives for this segment. Accordingly, the termination of services did not meet the criteria for classification as held for sale under ASC 205-20-45-1E as management had not committed to a plan of sale and a sale was not considered probable within one year, consider this the segment is presented as held-and-used in these condensed consolidated financial statements.

(3)

Keen Labs segment focuses on the development of AI, control, and energy intelligence platforms that underpin the Company’s modern energy economy solutions, conducted primarily through Keen Labs Operations, Inc. The segment’s portfolio includes industrial IoT hardware, the Hi-C™ line of hybrid energy storage systems, the Hi-E™ line of lithium iron phosphate long - duration and virtual power plant (“VPP”)-enabling storage systems, smart heat pumps, and connected vehicle technologies, each integrated through the segment’s software platform to optimize performance across fleets, facilities, and distributed energy assets. The segment also conducts the Company’s U.S. wholesale procurement and distribution of solar panels, inverters, batteries, and related balance-of-system components to installation partners under VPP kit supply arrangements.

(4)	Logistics segment focuses on the facilitation of business-to-business transportation of heavy goods using the Company’s last mile delivery software.
(5)

Other segment - Comprises corporate-level operations and the Company’s HKA subsidiary, this segment generated de minimis revenue during the periods presented, consisting of less than $200,000 from HKA.

The following segments have been divested as a result of disposal of the transaction described in Note 4:

(1)

Distributed Energy & Renewables (“DER”) focuses on the delivery of solar and distributed energy solutions for commercial, residential, consumer, and industrial customers in India, including project development, EPC services and ongoing energy management, conducted through the Company’s Cambridge Energy Resources (“CER”) subsidiary. The DER segment’s operations are included within the scope of the Blue Cloud transaction.

(2)

Transportation segment focuses on the sale of hardware, software and technical services for electric vehicles to original equipment manufacturers (“OEMs”). OEMs have the option to buy access to the Technology Platform to remotely monitor the performance of the hardware.

Segment reporting: ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. Following the disposition of GIX, the Company divested its Distributed Energy & Renewables and Transportation segments, which are presented as discontinued operations for all periods presented. See Note 22, Discontinued Operations. There are four continuing operating and reportable segments based on the level at which the CODM reviews operating results, assesses performance and makes decisions regarding resource allocation as follows:

(1)	Owned service network segment consists of our owned service providers who serve as a single point solution provider for enterprises, infrastructure providers, homeowners, and light commercial building owners for their electrification and decarbonization needs, including system design, installation, monitoring, maintenance and repair of solar energy systems and HVAC solutions. The owned service providers use the Company’s technology platform, which provides maintenance, repair, and installation guidance and optimization (the “Technology Platform”), in servicing the homeowners and light commercial building owners.
(2)	Managed solutions segment provides third party residential and light commercial service providers with access to the Technology Platform as well as a selection of servicing offerings that the managed solutions customer can select from, including human resources management, procurement services, omnichannel marketing and lead generation as well as access to short-term working capital loans.
(3)	Logistics segment focuses on the facilitation of business-to-business transportation of heavy goods using the Company’s last mile delivery software.
(4)	Corporate & Strategic Assets segment encompasses corporate-level operations. The Company’s investment in Geo Impex India Private Limited, which held approximately 76 acres of land near Chhatrapur, Odisha, India, together with related entitlements, has been presented within discontinued operations for all periods presented and is excluded from continuing operations. That investment carried entitlements and approvals for the development of a multimodal logistics park and AI-enabled data center campus. This segment did not generate revenue or incur material segment-level operating expenses during the periods presented. The segment’s principal asset is the underlying landholding and associated development rights.

The following segments have been divested as a result of the BCSSL Transaction and are presented as discontinued operations for all periods presented. See Note 22, Discontinued Operations.

(1)

Distributed Energy & Renewables (“DER”) focused on the delivery of solar energy and distributed energy solutions for commercial, residential, consumer and industrial customers in India, including project development, EPC services and ongoing energy management, conducted through the Company’s Cambridge Energy Resources subsidiary. In addition, the Company’s investment in Geo Impex India Private Limited, which held approximately 76 acres of land near Chhatrapur, Odisha, India, together with related entitlements, was included within the Corporate & Strategic Assets segment and was also transferred in the BCSSL Transaction. That investment is presented within discontinued operations for all periods presented and is excluded from continuing operations.

(2)

Transportation segment focused on the sale of hardware, software and technical services for electric vehicles to original equipment manufacturers (“OEMs”), conducted through the Company’s ConnectM India subsidiary.

Cash and cash equivalents

Cash and cash equivalents: The Company considers all highly liquid instruments with a maturity date of three months or less at the time of purchase to be cash equivalents. The Company had no cash equivalents at December 31, 2025 and December 31, 2024. As of December 31, 2025 and December 31, 2024, the Company had approximately $1,887,000 and $1,319,000 respectively, that exceeded FDIC insurance limits of $250,000.

Fair value measurements

Fair value measurements: ASC 820, Fair Value Measurements (“ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 – Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.
●	Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

An asset’s or a liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following techniques noted in ASC 820:

●	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
●	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).
●	Income approach: Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing, and excess earnings models).

ASC 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (the “Fair Value Option”). The Fair Value Option may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. The Company measures the fair value of certain convertible note payables on a recurring basis under the Fair Value Option (see Note 8 and Note 12). Accordingly, changes in fair value related to changes in the Company’s credit risk were recognized as a component of accumulated other comprehensive income while all other changes in fair value were recognized in the consolidated statements of operations and comprehensive loss.

The Company’s financial instruments with a carrying value that approximates fair value consist of cash, accounts receivable, working capital advances, contract asset, convertible note receivable-related party, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities, and contract liabilities due to their liquid or short-term nature or expected settlement dates of these instruments. If these financial instruments were recorded at fair value, they would be based on Level 1 inputs, except for short-term borrowings and notes receivable, related parties, net which would be based on Level 2 and Level 3 inputs, respectively.

The Company’s non-financial assets, such as intangible assets, and financial assets are adjusted to fair value when an impairment charge is recognized. The impairment charges recognized on non-financial assets that consist of investment, goodwill and acquired intangible assets are based on Level 3 inputs, including a comparison of the Company’s results with expectations and expectation for future profits.

The Company’s financial instruments that are measured at fair value on a recurring basis consist of forward purchase agreement derivative asset, 3(a)(10) settlement agreement, forward purchase agreement put option, contingent consideration obligation, convertible debt and derivative liabilities (see Note 12).

Related parties

Related parties: The Company considers parties to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions or owns more than 10.0% of the Company’s common stock. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation. The Company reviews the relationships of its vendors, customers, shareholders, and board members to determine whether there are any parties that meet the criteria to be considered related. Any party that is deemed to be related to the Company is referred to as an “affiliate” or “related party” in these consolidated financial statements.

Accounts receivable and allowance for credit losses

Accounts receivable and allowance for credit losses: Trade accounts receivable are recorded at the invoiced amount, net of allowances for expected credit losses. The Company estimates expected credit losses on trade receivables using a current expected credit loss model in accordance with ASC 326. The allowance is measured by applying an aging-based provision matrix over the contractual life of the receivable, considering historical loss experience, current economic conditions, and reasonable and supportable forecasts of future economic conditions. The amounts presented below relate to the Company’s continuing operations.

	Year Ended December 31,
	2025	2024
Accounts receivable, current	$3,282,830	$1,560,379
Accounts receivable	—	—
Total accounts receivable	$3,282,830	$1,560,379

Less: allowance for credit losses	$(1,148,642)	$—
Total accounts receivable, net	2,134,188	1,560,379

In determining the allowance, the Company groups receivables that share similar risk characteristics on a collective basis. Receivables of the Company’s continuing operations are located in the United States and are evaluated as a single pool. Receivables with an indication of increased credit risk are individually assessed.

Receivables are written off when the Company determines that amounts are uncollectible after all collection efforts have been exhausted.

Changes in the allowance for current expected credit losses:

Allowance for expected credit losses
Balance as of January 1, 2024	$—
Period change for current expected credit losses	—
Balance as of December 31, 2024	—
Period change for current expected credit losses	1,275,939
Utilization of Expected credit loss	(127,297)
Balance as of December 31, 2025	$1,148,642

During the year ended December 31, 2025, one customer individually accounted for more than 10% of the Company’s revenue from continuing operations, while the amount due from this customer was not material. Concentration percentages for all periods presented have been determined by reference to revenue from continuing operations following the presentation of the Company’s India-based operations as discontinued operations.

During the year ended December 31, 2024, no single customer accounted for more than 10% of the Company’s gross revenue. As of December 31, 2024, two customers individually accounted for more than 10% of the Company’s total accounts receivable. One of these customers is considered a related party due to ownership.

Inventories

Inventories: Inventories are stated at the lower of cost (determined by average cost method) or net realizable value. The valuation of inventories requires the Company to estimate obsolete or excess inventory as well as inventory that is not of saleable quality. The Company employs its methodology to determine the net realizable value of its inventory. While a portion of the calculation to record inventory at its net realizable value is based on the age of the inventory and lower of cost or net realizable value calculations, a key factor in estimating obsolete or excess inventory requires the Company to estimate the future demand for its products. If actual demand is less than the Company’s estimates, impairment charges, which are recorded to cost of sales, may need to be recorded in future periods. Inventory in excess of saleable amounts is not valued, and the remaining inventory is valued at the lower of cost or net realizable value. As of June 30, 2026 and December 31, 2025, an allowance for obsolete or slow-moving inventory was not required. The Company did not recognize a provision for inventory shrinkage for the three and six months ended June 30, 2026 and 2025.

Inventories consist of finished goods. The Company had approximately $110,000 and $118,000 of finished goods inventories as of June 30, 2026 and December 31, 2025, respectively. These finished goods primarily consists of completed HVAC systems and related equipment, including condensers, air handlers, furnaces, heat pumps, packaged units and other products that are ready for sale or installation.

Inventories: Inventories are stated at the lower of cost (determined by average cost method) or net realizable value. The valuation of inventories requires the Company to estimate obsolete or excess inventory as well as inventory that is not of saleable quality. The Company employs a variety of methodologies to determine the net realizable value of its inventory. While a portion of the calculation to record inventory at its net realizable value is based on the age of the inventory and lower of cost or net realizable value calculations, a key factor in estimating obsolete or excess inventory requires the Company to estimate the future demand for its products. If actual demand is less than the Company’s estimates, impairment charges, which are recorded to cost of sales, may need to be recorded in future periods. Inventory in excess of saleable amounts is not valued, and the remaining inventory is valued at the lower of cost or net realizable value. As of December 31, 2025 and 2024, an allowance for obsolete or slow-moving inventory was not required. The Company recognized a provision for inventory shrinkage of $0 and $23,926 for the years ended December 31, 2025 and 2024.

Inventories consist of finished goods, which are stated at the lower of cost or net realizable value. Inventories consisted of the following:

	December 31,	December 31,
	2025	2024
Finished Goods	$117,972	$386,564
Total	$117,972	$386,564

Convertible notes receivable, related party

Convertible notes receivable, related party: The Company recorded convertible notes receivable for advances made to MCAC during the year ended December 31, 2023 for working capital purposes. The convertible notes receivable were non-interest bearing and were to be repaid upon consummation of a Business Combination. At the Company’s option, the convertible notes receivable could be converted into stock purchase warrants of MCAC at $1.00 per warrant. The Company accounts for these convertible notes receivable in accordance with ASC 310, Receivables. At the close of the Business Combination (see Note 8 and Note 9), the convertible notes receivable was neither repaid nor converted into stock purchase warrants of MCAC and were instead eliminated in consolidation.

Prepaid expenses and other current assets

Prepaid expenses and other current assets: Prepaid expenses and other current assets include prepaid insurance, prepaid rent, and advances to service providers, which are expected to be recognized, received or realized within the next 12 months.

Working capital advances to managed solutions segment customers

Working capital advances to managed solutions segment customers: These are funds advanced by the Company to customers of its Managed Solutions segment to support their short-term working capital needs, such as purchasing inventory, financing operational expenses, or bridging cash flow gaps. The advances are generally provided under agreements that allow the Company to recoup the funds through future payments, service fees, or revenue-sharing arrangements tied to the customer’s use of the Managed Solutions platform.

Property and Equipment

Property and Equipment: Property and equipment are stated at cost, net of accumulated depreciation, or if acquired in a business combination, at fair value as of the date of acquisition. Depreciation is computed using the straight-line method, based upon the following estimated useful lives:

Estimated
Classification	Useful Life
Furniture and fixtures	3-5 years
Machinery and equipment	3-10 years
Vehicles	3-6 years
Property improvements	5 years
Buildings	15 years

Land acquired in connection with the Geo Impex acquisition was recorded at relative fair value in accordance with ASC 805 and was not depreciated, as it was deemed to have an indefinite useful life. That land is presented within assets of discontinued operations for all periods presented and is excluded from property and equipment of continuing operations. See Note 22, Discontinued Operations.

Major renewals and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed as incurred. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss on the disposition is recorded in the consolidated statements of operations and comprehensive loss as a component of other (expense) income.

Intangible assets

Intangible assets: Intangible assets include internally developed software and acquired intangible assets. Acquired identifiable intangible assets include tradenames, customer relationships, intellectual property, internally developed software, acquired technology, and noncompetition agreements that are amortized over their estimated useful lives using the pattern in which the economic benefits of the asset are consumed or otherwise used.

Estimated
Classification	Useful Life
Customer Relationships	8 - 15 years
Trade Names	3 - 10 years
Noncompetition Agreements	5 years
Acquired Technology	5 - 10 years
Intellectual Property	5 - 15 years
Internally Developed Software	3-5 years

The Company amortizes its finite-lived intangible assets on a straight-line basis over their estimated useful lives.

Software development costs

Software development costs: Costs are incurred related to internally developed software that powers the Company’s platforms that are accessed by customers. The Company follows an agile development methodology, whereby software is developed and enhanced through iterative, feature-by-feature releases for both software capitalized under ASC 350 & ASC 985. The Company capitalizes certain internal use software development costs associated with creating and enhancing internally developed software related to its platforms as per ASC 350, 350-40, Intangibles — Goodwill and Other — Internal-Use Software. The Company analyses the nature of the development and implementation activities - i.e. whether Subtopic 350-40 characterizes them as capitalizable application development stage activities - when deciding whether the costs of those activities should be capitalized or expensed as incurred. Capitalized costs include personnel and related employee benefits expenses for employees or consultants who are directly associated with and who devote time to software projects, and external direct costs of materials obtained in developing the software. Software development costs, when placed in service, are amortized on a straight-line basis over the estimated useful life of the software, which is three years, upon initial release of the software or additional features. During the years ended December 31, 2025 and 2024, the Company capitalized costs amounting to $91,217 and $91,292, respectively.

For the costs incurred in developing the firmware embedded in the hardware devices that the Company sells and leases to its customers, the Company applies the principles of FASB Accounting Standards Codification (“ASC”) 985-20, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed (“ASC 985-20”). ASC 985-20 requires that software development costs incurred in conjunction with product development be charged to research and development expense until technological feasibility is established. Thereafter, until the product is released for sale, software development costs must be capitalized and reported at the lower of unamortized cost or net realizable value of the related product. The Company estimates the useful life of the software to be three (3) years. During the years ended December 31, 2025 and 2024, the Company capitalized software development costs totaling $0 and $94,811, respectively.

Business combination and asset acquisition

Business combination and asset acquisition: The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs, which would meet the requirements of a business. If determined to be a business combination, the Company accounts for the transaction under the acquisition method of accounting in accordance with ASC Topic 805 Business Combinations (“ASC 805”), which requires the acquiring entity in a business combination to recognize the fair value of all assets acquired, liabilities assumed, and any non-controlling interest in the acquiree and establishes the acquisition date as the fair value measurement point. Accordingly, the Company recognizes assets acquired and liabilities assumed in business combinations, including contingent assets and liabilities, and non-controlling interest in the acquiree based on the fair value estimates as of the date of acquisition. The Company recognizes and measures goodwill as of the acquisition date, as the excess of the fair value of the consideration paid over the fair value of the identified net assets acquired.

The consideration for the Company’s business acquisitions may include future payments that are contingent upon the occurrence of a particular event or events. The obligations for such contingent consideration payments are recorded at fair value on the acquisition date. The contingent consideration obligations are then evaluated each reporting period. Changes in the fair value of contingent consideration, other than changes due to payments, are recognized as a gain or loss and recorded within change in the fair value of contingent consideration liabilities in the unaudited condensed consolidated statements of operations and comprehensive loss.

If determined to be an asset acquisition, the Company accounts for the transaction under ASC 805-50, which requires the acquiring entity in an asset acquisition to recognize assets acquired and liabilities assumed based on the cost to the acquiring entity on a relative fair value basis, which includes transaction costs in addition to consideration given. No gain or loss is recognized as of the date of acquisition unless the fair value of non-cash assets given as consideration differs from the assets’ carrying amounts on the acquiring entity’s books. Consideration transferred that is non-cash will be measured based on either the cost (which shall be measured based on the fair value of the consideration given) or the fair value of the assets acquired and liabilities assumed, whichever is more reliably measurable. Goodwill is not recognized in an asset acquisition and any excess consideration transferred over the fair value of the net assets acquired is allocated to the identifiable assets based on relative fair values.

Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred.

Acquisitions of non - controlling equity interests that do not result in control of the investee are outside the scope of ASC 805 and are accounted for under the Company’s policy for equity method investments described above.

Business combination and asset acquisition: The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs, which would meet the requirements of a business. If determined to be a business combination, the Company accounts for the transaction under the acquisition method of accounting in accordance with ASC Topic 805 Business Combinations (“ASC 805”), which requires the acquiring entity in a business combination to recognize the fair value of all assets acquired, liabilities assumed, and any non-controlling interest in the acquiree and establishes the acquisition date as the fair value measurement point. Accordingly, the Company recognizes assets acquired and liabilities assumed in business combinations, including contingent assets and liabilities, and non-controlling interest in the acquiree based on the fair value estimates as of the date of acquisition. The Company recognizes and measures goodwill as of the acquisition date, as the excess of the fair value of the consideration paid over the fair value of the identified net assets acquired.

The consideration for the Company’s business acquisitions may include future payments that are contingent upon the occurrence of a particular event or events. The obligations for such contingent consideration payments are recorded at fair value on the acquisition date. The contingent consideration obligations are then evaluated each reporting period. Changes in the fair value of contingent consideration, other than changes due to payments, are recognized as a gain or loss and recorded within change in the fair value of contingent consideration liabilities in the consolidated statements of operations and comprehensive loss.

If determined to be an asset acquisition, the Company accounts for the transaction under ASC 805-50, which requires the acquiring entity in an asset acquisition to recognize assets acquired and liabilities assumed based on the cost to the acquiring entity on a relative fair value basis, which includes transaction costs in addition to consideration given. No gain or loss is recognized as of the date of acquisition unless the fair value of non-cash assets given as consideration differs from the assets’ carrying amounts on the acquiring entity’s books. Consideration transferred that is non-cash will be measured based on either the cost (which shall be measured based on the fair value of the consideration given) or the fair value of the assets acquired and liabilities assumed, whichever is more reliably measurable. Goodwill is not recognized in an asset acquisition and any excess consideration transferred over the fair value of the net assets acquired is allocated to the identifiable assets based on relative fair values.

Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred.

Investments in Joint Ventures

Investments in Equity Securities: Investments in equity securities with readily determinable fair values are accounted in accordance with ASC 321, Investment in Equity Securities. These investments are recorded at cost and subsequently measured at fair value with changes in fair value recognized in the Company’s condensed consolidated statements of operations and comprehensive loss.

1.	In connection with the disposal of Global Impx Inc., as described in Note 4, the Company was allocated 160,000,000 equity shares of Blue Cloud Softech Solutions Limited (“Blue Cloud”) as consideration. The Company had an unconditional right to receive the shares as of June 17, 2026, however the actual delivery of shares happened post June 30, 2026. The investment does not provide the Company with significant influence over Blue Cloud and is accounted for as an equity security under ASC 321. The investment is measured at fair value using the quoted market price of Blue Cloud’s publicly traded shares on the Bombay Stock Exchange (“BSE”), a Level 1 input in the fair value hierarchy, translated into U.S. dollars using the applicable period-end exchange rate. Accordingly, the carrying amount of the investment was $33,726,000 as of June 30, 2026.
2.	The Blue Cloud shares are subject to a six-month contractual lock-in under Regulation 167 of the SEBI (Issue of Capital and Disclosure Requirements) Regulations, 2018. The restriction limits the Company’s ability to sell the shares but does not affect their fair value measurement under ASC 321. The fair value of the restricted shares was ₹19.96/$0.21 as of June 30, 2026, and the remaining contractual restriction period was approximately six months. The investment is subsequently measured at fair value, with changes in fair value recognized in earnings. During the three and six months ended June 30, 2026, the Company recognized an unrealized gain of $2,313,000 related to the investment. Because no shares were sold during the period, the entire amount relates to equity securities held at June 30, 2026. The transaction doesn’t have any impact on comparative periods for the three and six months ended June 30, 2025.

Investments in Joint Ventures: The Company accounts for investments in joint ventures under the equity method of accounting in accordance with ASC 323, Investments—Equity Method and Joint Ventures, when it has the ability to exercise significant influence over the operating and financial policies of the investee but does not control it. Under the equity method, the Company’s share of the joint venture’s earnings or losses is recognized in the consolidated statements of operations within other income (expense). The carrying value of equity method investments is reported within other noncurrent assets on the consolidated balance sheets. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying value of the investment may not be recoverable. Transactions and balances related to joint ventures were insignificant for the year ended December 31, 2025 and were not applicable for the year ended December 31, 2024.

Deferred offering costs

Deferred offering costs: Commissions, legal fees and other costs that are direct and incremental costs directly related to the Business Combination transaction were capitalized as deferred offering costs until the consummation of the transaction. Offering costs totaling approximately $3,960,397 were reclassified to additional paid-in capital upon the closing of the Business Combination (see Note 5).

Impairment of long-lived assets and finite- lived Intangible asset

Impairment of long-lived assets and finite- lived Intangible asset: In accordance with ASC 360, Impairment or Disposal of Long-Lived Assets (“ASC 360”), the Company reviews the carrying values of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable.

In performing this assessment, the Company evaluates various indicators of impairment, including (i) significant adverse changes in general economic or market conditions, (ii) adverse changes in the industry or competitive environment, (iii) increases in market-based discount rates, (iv) declines in the Company’s market capitalization relative to its net assets, (v) actual or projected operating results that are below prior expectations, and (vi) entity-specific factors such as changes in business strategy or the manner in which the assets are utilized. Based on the existence of one or more indicators of impairment, the Company measures any impairment of long-lived assets using the projected discounted cash flow method at the asset group level. The estimation of future cash flows requires significant management judgment based on the Company’s historical results and anticipated results and is subject to many factors. The discount rate that is commensurate with the risk inherent in the Company’s business model is determined by its management. An impairment loss would be recorded if the Company determined that the carrying value of long-lived assets may not be recoverable. The impairment to be recognized is measured by the amount by which the carrying values of the assets exceed the fair value of the assets.

As of June 30, 2026, the Company assessed its long-lived assets for impairment and recognized an impairment loss on intangible assets for the three and six months ended June 30, 2026 amounting to approximately $322,000. No impairment loss was recognized for the three and six months ended June 30, 2025.

Impairment of long-lived assets and finite- lived Intangible asset: In accordance with ASC 360, Impairment or Disposal of Long-Lived Assets (“ASC 360”), the Company reviews the carrying values of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable.

In performing this assessment, the Company evaluates various indicators of impairment, including (i) significant adverse changes in general economic or market conditions, (ii) adverse changes in the industry or competitive environment, (iii) increases in market-based discount rates, (iv) declines in the Company’s market capitalization relative to its net assets, (v) actual or projected operating results that are below prior expectations, and (vi) entity-specific factors such as changes in business strategy or the manner in which the assets are utilized.

Based on the existence of one or more indicators of impairment, the Company measures any impairment of long-lived assets using the projected discounted cash flow method at the asset group level. The estimation of future cash flows requires significant management judgment based on the Company’s historical results and anticipated results and is subject to many factors. The discount rate that is commensurate with the risk inherent in the Company’s business model is determined by its management. An impairment loss would be recorded if the Company determined that the carrying value of long-lived assets may not be recoverable. The impairment to be recognized is measured by the amount by which the carrying values of the assets exceed the fair value of the assets.

The Company assessed its long-lived assets for impairment indicators as of December 31, 2025 and 2024. The Company concluded that indicators of impairment existed as of December 31, 2025 and December 31, 2024; refer to Note 6: Goodwill and Intangible Assets, net.

The assumptions used in the impairment analyses represent Level 3 inputs.

Impairment of Goodwill

Impairment of Goodwill: Goodwill represents an excess of the cost over the fair market value of net assets acquired in business combinations. In accordance with ASC Topic Intangibles - Goodwill and Other, goodwill is not amortized but is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Goodwill is tested for impairment at the reporting unit level. For purposes of impairment testing, goodwill is allocated to the applicable reporting units based on the Company’s reporting structure. Our reporting units are the same as our reportable segments and consistent with the reporting units tested for impairment in prior years.

The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, or elects to bypass the qualitative assessment, the Company performs a quantitative impairment test by comparing the fair value of the reporting unit with its carrying amount, including goodwill. An impairment loss is recognized for the amount by which the carrying amount of the reporting unit exceeds its fair value, limited to the amount of goodwill allocated to the reporting unit. No impairment loss on goodwill was recognized during the three and six months period ended June 30, 2026 and 2025.

Impairment of Goodwill: Goodwill represents an excess of the cost over the fair market value of net assets acquired in business combinations. In accordance with Intangibles - Goodwill and Other (Topic 350), goodwill is not amortized but is tested for impairment at least annually, or more frequently if indicators of potential impairment exist. Goodwill is tested for impairment at the reporting unit level. The Company’s reporting units have discrete financial information available, and management regularly reviews the operating results. For purposes of impairment testing, goodwill is allocated to the applicable reporting units based on the Company’s reporting structure. Our reporting units are the same as our reportable segments and consistent with the reporting units tested for impairment in prior years. Assets, liabilities and goodwill have been assigned to reporting units based on assets acquired and liabilities assumed as of the date of acquisition.

The Company has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Qualitative factors assessed for each of the applicable reporting units include, but are not limited to, changes in macroeconomic conditions, industry and market considerations, cost factors, discount rates, competitive environments, and financial performance of the reporting units. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, a quantitative test is required.

Alternatively, the Company may proceed directly to the quantitative test. Under the quantitative test, the estimated fair value of each reporting unit is compared to it carrying value, including goodwill. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, an impairment charge equal to excess is recognized, up to the maximum amount of goodwill allocated to that reporting unit. Refer note 6- Goodwill and Intangible assets, net.

Derivative financial instruments

Derivative financial instruments: The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). The Company’s objectives and strategies for using derivative instruments, and how the derivative instruments and related hedged items are accounted for affect the consolidated financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risk.

The Company evaluates all of its financial instruments, including notes payable and warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The Company applies significant judgment to identify and evaluate complex terms and conditions in its contracts and agreements to determine whether embedded derivatives exist. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss each period. Bifurcated embedded derivatives are classified with the related host contract on the Company’s consolidated balance sheets.

An evaluation of specifically identified conditions is made to determine whether the fair value of the derivative issued is required to be classified as equity or as a derivative liability. Changes in the estimated fair value of the liability-classified derivative financial instruments are recognized as a non-cash gain or loss on the accompanying consolidated statements of operations and comprehensive loss.

Derivative assets and liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the consolidated balance sheet date.

Notes payable and notes payable - related party

Notes payable and notes payable – related party: The Company has entered into notes payable with third-party and related party lenders. Notes payable and notes payable – related parties are recorded net of any debt issuance costs incurred. Debt issuance costs, including original issuance discounts, are amortized to interest expense using the effective interest method over the contractual term of the obligation.

Convertible notes payable

Convertible notes payable - The Company has elected the fair value option under ASC 825-10 to measure its convertible notes payable at fair value at each reporting date, with changes in fair value recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. As a result of this election, the Company is not required to separately evaluate or bifurcate embedded conversion features under ASC 470, as the entire hybrid instrument is carried at fair value. Debt issuance costs associated with convertible notes for which the fair value option has been elected are expensed as incurred rather than deferred and amortized.

The change in fair value (inclusive of any Day 1 gains or losses) of the convertible debt was recorded as a component of other income (expense) in the unaudited condensed consolidated statements of operations and comprehensive loss. For the three months ended June 30, 2026 and 2025, the change in fair value amounted to approximately $443,000 and $511,000, respectively. For the six months ended June 30, 2026 and 2025, the change in fair value amounted to approximately $547,000 and $830,000 respectively.

When convertible notes are converted into equity in accordance with their original contractual terms, the Company reclassifies the carrying amount of the liability to equity, and no gain or loss on extinguishment is recognized.

Convertible notes payable: The Company has elected the fair value option under ASC 825-10 to measure its convertible notes payable at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. As a result of this election, the Company is not required to separately evaluate or bifurcate embedded conversion features under ASC 470, as the entire hybrid instrument is carried at fair value. Debt issuance costs associated with convertible notes for which the fair value option has been elected are expensed as incurred rather than deferred and amortized.

The change in fair value (inclusive of any Day 1 Gains or Losses) of approximately $2,146,000 and $1,708,000 was recorded as a component of other income (expense) in the accompanying consolidated statements of operations and comprehensive loss as the change in fair value of the convertible debt was not attributable to instrument specific credit risk during the years ended December 31, 2025 and 2024.

When convertible notes are converted into equity in accordance with their original contractual terms, the Company reclassifies the carrying amount of the liability to equity, and no gain or loss on extinguishment is recognized.

Gains and losses on extinguishment of liabilities

Gains and losses on extinguishment of liabilities: The Company recognizes gains and losses on extinguishment of liabilities, including accounts payable and debt obligations, with unrelated parties as the difference between the reacquisition price and the net carrying amount of the associated obligation, as a component of other expense (income), net in the consolidated statements of operations and comprehensive loss. When a modification or exchange of a debt instrument introduces a substantive conversion option that did not previously exist, the Company accounts for the transaction as an extinguishment of the original debt, with the difference between the net carrying amount and the fair value of consideration issued recognized as a gain or loss on extinguishment.

The Company classifies the gains and losses on extinguishment of liabilities with related parties as a reduction of capital in the accompanying statements of changes in stockholders’ deficit or as a component of other expense (income), net in the accompanying consolidated statements of operations and comprehensive loss based on the facts and circumstances of each extinguishment transaction.

Revenue Recognition

Revenue Recognition: The Company follows the guidance of ASC 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. The Company’s revenue is generated from customers located in the U.S. and India.

Revenue is recognized based on a five step model that includes (1) Identification of the contract with a customer, (2) Identification of the performance obligations in the contract, (3) Determination of the transaction price, (4) A location of the transaction price to the performance obligations in the contract, (5) Recognition of revenue when, or as, the Company satisfies a performance obligation.

Installation and Maintenance Services

Our installation services encompass both solar energy systems and HVAC solutions, including system design, procurement and delivery of key components, and full installation. Solar energy system components typically include photovoltaic modules, inverters, battery storage systems, and related equipment, while HVAC installations include heating, ventilation, and air conditioning units, ductwork, and control systems. These services also include activities required to integrate the systems with existing infrastructure and, where applicable, facilitate connection to the electrical grid. These services represent multiple performance obligations that are combined into a single unit of accounting. Each transaction is a distinct performance obligation, priced on a standalone basis. The transaction price is determined at service or contract inception and reflects the amount of consideration to which we expect to be entitled in exchange for the services provided to the customer and is reported net of discounts that may be offered. Discounts, if any, are genera ly explicitly stated in a contract as a fixed percentage of the transaction price related to the performance obligations within the contract.

Our operations are organized into two primary categories: Solar and HVAC installation and maintenance services to customers.

For all installation and maintenance contracts as mentioned above, we recognize revenue over time. Our over-time revenue recognition begins when the solar power systems and HVAC solutions are fully installed (as it is at this point that control of the assets begins to be transferred to the customer and the customer retains the significant risks and rewards of ownership). For certain Installation and maintenance services which have significant installation period, we recognize revenue using the input method based on direct costs to install the systems and defer the costs of installation until such time that that control of the assets transfers to the customer (installation).

In applying cost-based input methods of revenue recognition, the Company uses the actual costs incurred for installation and obtaining the permission to operate, each relative to the total estimated cost to determine the Company’s progress towards contract completion and to calculate the corresponding amount of revenue and gross profit to recognize. Cost based input methods of revenue recognition are considered a faithful depiction of the Company’s efforts to satisfy these certain specific Installation and maintenance contracts and therefore reflect the transfer of goods to a customer under such contracts. Costs incurred towards contract completion may include costs associated with modules, direct materials, labor, subcontractors, and other indirect costs related to contract performance.

Certain specific installation and maintenance contracts with very short installation period are typically completed within one to two weeks, and invoicing generally occurs upon completion of performance. Given the short-term nature of these contracts, the Company has elected to apply the “as-invoiced” practical expedient under ASC 606-10-55-18, as the invoiced amount corresponds directly with the value of the services transferred to the customer at each bi ling. The output method is considered the most faithful depiction of the Company’s performance for these contracts because, unlike the input method used for longer-duration installation and maintenance contracts, the short contract duration and direct correspondence between invoiced amounts and value delivered to the customer make cost-based progress measurement unnecessary. Accordingly, revenue is recognized in the amount invoiced.

The Company also sells a range of ConnectM-branded heat pump products directly to customers, including under specific distribution agreements such as with Greentech Renewables. Revenue from heat pump product sales is recognized at a point in time when control transfers to the customer, which generally occurs upon delivery. The Company sells solar energy and battery storage systems and heat pump products to residential and commercial customers and recognizes revenue net of sales taxes collected from customers and remitted to government authorities.

Logistics Services

Logistics services revenue consists of delivery fees paid by customers for completed deliveries through DeliveryCircle’s proprietary Decios platform. DeliveryCircle acts as a principal in its delivery arrangements, as it controls the delivery service before it is transferred to the customer, directs the carriers who perform the deliveries, bears primary responsibility for fulfilment, has discretion in establishing pricing, and assumes inventory and credit risk. Accordingly, delivery service revenue is presented gross.

Each customer order submitted into the Platform constitutes a single performance obligation representing a delivery service from a single point of origin to a limited number of destinations. The Company has determined that delivery services qualify for over-time revenue recognition under ASC 606-10-25-27(a), as the customer simultaneously receives and consumes the benefits of DeliveryCircle’s performance as each delivery is performed — the service results in transportation of the customer’s parcels to end locations, and if DeliveryCircle were to cease performing at any point, another provider would not need to reperform the work already completed to date.

The Company measures progress toward satisfaction of the performance obligation using the output method based on deliveries completed, applying the right-to-invoice practical expedient under ASC 606-10-55-18. Since the duration of each delivery service is short and the invoice amount is contractually determined at the time the order is submitted, the invoiced amount corresponds directly with the value of the Company’s performance completed to date and faithfully depicts the transfer of services. The output method is considered the most faithful depiction of the transfer of services because each completed delivery represents a discrete, directly observable unit of value transferred to the customer, and the very short performance period makes cost-based input measures unnecessary for faithfully depicting transfer of control.

The transaction price for each delivery order is substantially fixed at the time the order is submitted into the Platform, as the number of items, destination zones, and applicable per-unit rates are established at that point. Delivery service fees and per-order minimum purchase requirements represent fixed consideration determined on a per-order basis. Fuel surcharges, while adjusted monthly based on a national average fuel rate, are fixed at the time each order is entered and do not represent variable consideration. Waiting fees, which are incurred when a carrier waits beyond a specified time at pick-up or drop-off locations, represent variable consideration as the amounts are not determinable until delivery is completed. The Company includes variable consideration in the transaction price only to the extent that it is probable that a significant reversal in cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. Given the short-term nature of each delivery, the limited magnitude of waiting fees relative to total delivery fees, and the Company’s historical experience, the constraint on variable consideration has not had a material impact on revenue recognized during the periods presented.

Revenue is generally billed on a weekly basis with payment terms of net 14 days. The Company excludes from revenue the taxes collected from customers and remitted to government authorities.

Managed Solutions

Managed solutions revenue represents support services provided to a customer, including human resources and payroll administration, procurement and vendor management, marketing and lead generation, working capital and financing facilitation, and business implementation services including technology platform onboarding. While each of these services is individually capable of being distinct — as the customer could benefit from each service on its own or together with other readily available resources under ASC 606-10-25-19(a) — the Company has determined that the services are not separately identifiable within the context of the contract under ASC 606-10-25-19(b) and are therefore combined into a single performance obligation. Specifically, the Company provides a significant service of integrating the individual services into a single, unified managed services model, and is responsible for coordinating, managing, and overseeing all service elements. The services are highly interdependent and interrelated, are designed to be delivered together, and no individual service provides meaningful standalone benefit within the context of the contract; removing or modifying any individual service would significantly affect the overall arrangement and the customer’s ability to obtain the intended benefit under the MSA.

Performance obligations related to managed solutions contracts are satisfied over time, as the customer simultaneously receives and consumes the benefits of the services as they are performed, and each period of service is substantially the same with the same pattern of transfer over the life of the contract. Revenue is recognized based on amounts invoiced to the customer using the right-to-invoice practical expedient under ASC 606, as the amounts invoiced correspond directly to the value transferred to the customer.

Pricing for the Company’s managed solutions services is established in the customer contract and is set as a percentage of the customer’s revenue for a month. Quarterly, a working capital true-up adjustment may be processed if costs incurred by the customer exceed the percentage of the customer’s revenue. If a working capital true-up adjustment is determined necessary, it is recorded as a reduction of selling, general and administrative expenses as it represents the customer’s reimbursement of costs incurred by the Company.

Revenue recognition – HKA

The Company recognizes revenue from HKA’s contracts with customers in accordance with ASC 606, Revenue from Contracts with Customers. HKA primarily enters into fixed-price contracts with defense contractors to provide engineering and technical-data services, including logistics product data, engineering data for provisioning, technical manuals, training documentation and instructional media.

At contract inception, the Company identifies the performance obligations within each contract and allocates the transaction price to each performance obligation based on its relative standalone selling price. Distinct contract line items or contract data requirement list (“CDRL”) deliverables are generally accounted for as separate performance obligations. Multiple submission or acceptance stages related to a single deliverable are generally considered milestones within a single performance obligation rather than separate performance obligations.

Revenue from customer-specific engineering and technical-data deliverables is recognized over time when the deliverables have no alternative use to the Company and the applicable contractual terms provide the Company with an enforceable right to payment for performance completed to date, including a reasonable profit margin. The contractual right to payment is generally supported by termination for convenience clauses that allow the customer to unilaterally terminate the contract for convenience, pay the Company for costs incurred plus a reasonable profit, and take control of any work in process. For such performance obligations, revenue is recognized using a cost-to-cost input method based on costs incurred relative to total estimated costs required to satisfy the performance obligation. Estimates of total costs to complete are reviewed and updated as circumstances change.

For performance obligations that do not meet the criteria for recognition over time, revenue is recognized at a point in time when control of the applicable deliverable transfers to the customer, generally upon customer acceptance.

Revenue Recognition: The Company follows the guidance of ASC 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. Revenue from continuing operations is generated from customers located in the United States. Revenue generated from customers located in India is presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

Revenue is recognized based on a five step model that includes (1) Identification of the contract with a customer, (2) Identification of the performance obligations in the contract, (3) Determination of the transaction price, (4) Allocation of the transaction price to the performance obligations in the contract, (5) Recognition of revenue when, or as, the Company satisfies a performance obligation.

Installation and Maintenance Services

Our installation services encompass both solar energy systems and HVAC solutions, including system design, procurement and delivery of key components, and full installation. Solar energy system components typically include photovoltaic modules, inverters, battery storage systems, and related equipment, while HVAC installations include heating, ventilation, and air conditioning units, ductwork, and control systems. These services also include activities required to integrate the systems with existing infrastructure and, where applicable, facilitate connection to the electrical grid. These services represent multiple performance obligations that are combined into a single unit of accounting. Each transaction is a distinct performance obligation, priced on a standalone basis. The transaction price is determined at service or contract inception and reflects the amount of consideration to which we expect to be entitled in exchange for the services provided to the customer and is reported net of discounts that may be offered. Discounts, if any, are generally explicitly stated in a contract as a fixed percentage of the transaction price related to the performance obligations within the contract.

Our operations are organized into two primary categories: Solar and HVAC installation and maintenance services to customers.

For all installation and maintenance contracts as mentioned above, we recognize revenue over time. Our over-time revenue recognition begins when the solar power systems and HVAC solutions are fully installed (as it is at this point that control of the assets begins to be transferred to the customer and the customer retains the significant risks and rewards of ownership).

For certain Installation and maintenance services which have significant installation period, we recognize revenue using the input method based on direct costs to install the systems and defer the costs of installation until such time that control of the assets transfers to the customer (installation).

In applying cost-based input methods of revenue recognition, the Company uses the actual costs incurred for installation and obtaining the permission to operate, each relative to the total estimated cost to determine the Company’s progress towards contract completion and to calculate the corresponding amount of revenue and gross profit to recognize. Cost based input methods of revenue recognition are considered a faithful depiction of the Company’s efforts to satisfy these certain specific Installation and maintenance contracts and therefore reflect the transfer of goods to a customer under such contracts. Costs incurred towards contract completion may include costs associated with modules, direct materials, labor, subcontractors, and other indirect costs related to contract performance

Certain specific installation and maintenance contracts with very short installation period are typically completed within one to two weeks, and invoicing generally occurs upon completion of performance. Given the short-term nature of these contracts, the Company has elected to apply the “as-invoiced” practical expedient under ASC 606-10-55-18, as the invoiced amount corresponds directly with the value of the services transferred to the customer at each billing. The output method is considered the most faithful depiction of the Company’s performance for these contracts because, unlike the input method used for longer-duration installation and maintenance contracts, the short contract duration and direct correspondence between invoiced amounts and value delivered to the customer make cost-based progress measurement unnecessary. Accordingly, revenue is recognized in the amount invoiced.

The Company also sells a range of ConnectM-branded heat pump products directly to customers, including under specific distribution agreements such as with Greentech Renewables. Revenue from heat pump product sales is recognized at a point in time when control transfers to the customer, which generally occurs upon delivery. The Company sells solar energy and battery storage systems and heat pump products to residential and commercial customers and recognizes revenue net of sales taxes collected from customers and remitted to government authorities.

During the year ended December 31, 2025, the Company changed its method of measuring progress for revenue recognized over time in its certain Installation and maintenance services with significant installation period from the “as-invoiced” practical expedient to an cost based input method. Under the revised approach, revenue is recognized based on the Company’s measure of progress toward complete satisfaction of the performance obligation, reflecting the transfer of delivery services to customers as such services are performed.

The change is considered preferable because the cost based input-based method more accurately reflects the pattern of transfer of control and the underlying performance of delivery services and provides greater consistency with the principles of ASC 606 and industry practices for similar service arrangements.

The impact of this change in accounting principle was not material to the Company’s financial statements for the current period. Accordingly, prior period financial statements have not been retrospectively adjusted.

Logistics Services

Logistics Services

Logistics services revenue consists of delivery fees paid by customers for completed deliveries through DeliveryCircle’s proprietary Decios platform. DeliveryCircle acts as a principal in its delivery arrangements, as it controls the delivery service before it is transferred to the customer, directs the carriers who perform the deliveries, bears primary responsibility for fulfillment, has discretion in establishing pricing, and assumes inventory and credit risk. Accordingly, delivery service revenue is presented gross.

Each customer order submitted into the Platform constitutes a single performance obligation representing a delivery service from a single point of origin to a limited number of destinations. The Company has determined that delivery services qualify for over-time revenue recognition under ASC 606-10-25-27(a), as the customer simultaneously receives and consumes the benefits of DeliveryCircle’s performance as each delivery is performed — the service results in transportation of the customer’s parcels to end locations, and if DeliveryCircle were to cease performing at any point, another provider would not need to reperform the work already completed to date.

The Company measures progress toward satisfaction of the performance obligation using the output method based on deliveries completed, applying the right-to-invoice practical expedient under ASC 606-10-55-18. Since the duration of each delivery service is short and the invoice amount is contractually determined at the time the order is submitted, the invoiced amount corresponds directly with the value of the Company’s performance completed to date and faithfully depicts the transfer of services. The output method is considered the most faithful depiction of the transfer of services because each completed delivery represents a discrete, directly observable unit of value transferred to the customer, and the very short performance period makes cost-based input measures unnecessary for faithfully depicting transfer of control.

The transaction price for each delivery order is substantially fixed at the time the order is submitted into the Platform, as the number of items, destination zones, and applicable per-unit rates are established at that point. Delivery service fees and per-order minimum purchase requirements represent fixed consideration determined on a per-order basis. Fuel surcharges, while adjusted monthly based on a national average fuel rate, are fixed at the time each order is entered and do not represent variable consideration. Waiting fees, which are incurred when a carrier waits beyond a specified time at pick-up or drop-off locations, represent variable consideration as the amounts are not determinable until delivery is completed. The Company includes variable consideration in the transaction price only to the extent that it is probable that a significant reversal in cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. Given the short-term nature of each delivery, the limited magnitude of waiting fees relative to total delivery fees, and the Company’s historical experience, the constraint on variable consideration has not had a material impact on revenue recognized during the periods presented.

Revenue is generally billed on a weekly basis with payment terms of net 14 days. The Company excludes from revenue the taxes collected from customers and remitted to government authorities.

Change in Accounting Policy. During the year ended December 31, 2025, the Company changed its method of revenue recognition for its Logistics segment from recognizing revenue at a point in time upon delivery completion to recognizing revenue over time as delivery services are performed, consistent with the as-invoiced practical expedient. The change is considered preferable because the over-time method more faithfully reflects the continuous transfer of delivery services to customers and provides greater consistency with the underlying principles of ASC 606. Notwithstanding the change in policy classification, because each delivery performance obligation is completed within a short period (generally within two days or less and often within several hours), the timing of revenue recognition under either method does not result in a materially different pattern or amount of revenue recognized in any reporting period. Accordingly, the impact of this change was not material to the Company’s financial statements, and prior-period financial statements have not been retrospectively adjusted.

Product sales (Hardware Supply with the embedded software)

Product sales are made to original equipment manufacturers (“OEMs”). Some of the Company’s 4G telematics units include both hardware and embedded software components that function together to deliver the products’ essential functionality. In these instances, the hardware generally cannot be used apart from the embedded software and is considered one distinct performance obligation. Revenue is recognized at a point in time upon transfer of control of goods to the customer in accordance with the International Commercial Terms (Incoterms) described in the respective contracts. Annual maintenance and support services provided to customers for installed hardware/software solutions, including periodic inspection, servicing, and technical support to ensure continued functioning of the systems is recognized over time as maintenance and support services are provided over the contract period, as the customer simultaneously receives and consumes the benefits.

The amount of revenue recognized is net of discounts that the Company may offer to a customer. Based on historical experience, estimated returns are determined to be not material as of December 31, 2025 and 2024, and as such no reserve for future estimated returns has been recorded for the years then ended. Revenue from this stream was earned by the Company’s India-based operations, which are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

The Company excludes from revenue taxes collected from customers and remitted to government authorities related to sales of the Company’s inventory. Shipping and handling costs that are billed to customers are included in net sales.

Software Services

The Company provides software manpower consultancy services and software subscriptions through its Transportation segment.

Manpower Consultancy Services. Software manpower consultancy services include system and software development, implementation, and customization delivered through deployment of technical resources for customer projects. Contracts may be short-term, project-based arrangements or long-term, annual resource deployment contracts. The customer simultaneously receives and consumes the benefits of the Company’s performance as the services are rendered. Revenue from manpower consultancy services is recognized over time using the right-to-invoice practical expedient under ASC 606, as the amounts invoiced correspond directly to the value of services transferred to the customer during each billing period. Revenue from this stream was earned by the Company’s India-based operations, which are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

Software Subscription Services. The Company derives subscription revenue from software access fees comprising subscription fees from customers accessing the Company’s IIoT platform. Subscription revenue gives the customer the right to access the Company’s platform over the contract term, which is generally twelve months. The customer simultaneously receives and consumes the benefits of the platform access as the service is provided.

Subscription fees are billed periodically monthly, quarterly and annually. For billing arrangements where invoicing corresponds directly with the value of services provided during each period (e.g., monthly billing), revenue is recognized based on invoiced amounts using the right-to-invoice practical expedient under ASC 606. For contracts with quarterly or annual billing where payments are received in advance, revenue is recognized on a straight-line basis over the applicable service period, as the customer simultaneously receives and consumes the benefits of the service. Revenue from this stream was earned by the Company’s India-based operations, which are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

Managed Solutions

Managed solutions revenue represents support services provided to a customer, including human resources and payroll administration, procurement and vendor management, marketing and lead generation, working capital and financing facilitation, and business implementation services including technology platform onboarding. While each of these services is individually capable of being distinct — as the customer could benefit from each service on its own or together with other readily available resources under ASC 606-10-25-19(a) — the Company has determined that the services are not separately identifiable within the context of the contract under ASC 606-10-25-19(b) and are therefore combined into a single performance obligation. Specifically, the Company provides a significant service of integrating the individual services into a single, unified managed services model, and is responsible for coordinating, managing, and overseeing all service elements. The services are highly interdependent and interrelated, are designed to be delivered together, and no individual service provides meaningful standalone benefit within the context of the contract; removing or modifying any individual service would significantly affect the overall arrangement and the customer’s ability to obtain the intended benefit under the MSA.

Performance obligations related to managed solutions contracts are satisfied over time, as the customer simultaneously receives and consumes the benefits of the services as they are performed, and each period of service is substantially the same with the same pattern of transfer over the life of the contract. Revenue is recognized based on amounts invoiced to the customer using the right-to-invoice practical expedient under ASC 606, as the amounts invoiced correspond directly to the value transferred to the customer.

Pricing for the Company’s managed solutions services is established in the customer contract and is set as a percentage of the customer’s revenue for a month. Quarterly, a working capital true-up adjustment may be processed if costs incurred by the customer exceed the percentage of the customer’s revenue. If a working capital true-up adjustment is determined necessary, it is recorded as a reduction of selling, general and administrative expenses as it represents the customer’s reimbursement of costs incurred by the Company.

Distributed Energy & Renewables (“DER”)

The Company’s Distributed Energy & Renewables (“DER”) segment, which is presented within discontinued operations for all periods presented, focused on the delivery of solar and distributed energy solutions for commercial, residential, consumer, and industrial customers in India through the Company’s Cambridge Energy Resources subsidiary, including project development, engineering, procurement, and construction (“EPC”) services, as well as ongoing energy management. Revenue from this stream was earned by the Company’s India-based operations, which are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

EPC Services. The Company provides turnkey EPC services for solar energy and distributed energy installations, including system design, procurement of photovoltaic modules and related equipment, installation, testing, and commissioning. The equipment and installation services are not distinct within the context of the contract because the Company provides a significant integration service and the customer’s objective is to receive a completed, functional energy system. Accordingly, equipment supply and installation services are combined into a single performance obligation. Revenue from EPC contracts is recognized over time using the cost-based input method, as it provides a faithful depiction of the Company’s efforts to satisfy the performance obligation. Our over-time revenue recognition begins when the solar power systems are fully installed (as it is at this point that control of the assets begins to be transferred to the customer, and the customer retains the significant risks and rewards of ownership). Revenue from this stream was earned by the Company’s India-based operations, which are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

Power Sales — PPAs and BTS Energy Service Agreements. A portion of the segment’s revenue is earned through the sale of electricity, measured in kilowatt-hours, pursuant to the terms of Power Purchase Agreements (“PPAs”) and Base Transceiver Station (“BTS”) energy service agreements. The Company has evaluated its PPA and BTS arrangements and determined that none qualify as leases under ASC 842, Leases, or as derivatives under ASC 815, Derivatives and Hedging. Accordingly, all such arrangements are accounted for under ASC 606, Revenue from Contracts with Customers.

The Company considers the delivery of energy under PPAs and BTS agreements to represent a series of distinct goods that are substantially the same and have the same pattern of transfer, and revenue is recognized over time using the output method based on energy units delivered. The Company applies the right-to-invoice practical expedient, as the amount invoiced corresponds directly to the volume of energy delivered multiplied by the applicable contract rate.

Certain of the Company’s PPAs contain fixed rates, while others contain floating or escalating rate provisions that adjust periodically based on contractual terms. To the extent that contract rates are subject to adjustment based on indices or other variable factors, the resulting variability in consideration is assessed under the variable consideration guidance in ASC 606-10-32-5 through 32-13. For fixed-rate PPAs and BTS agreements, the transaction price is determinable at contract inception and does not give rise to variable consideration. For floating-rate arrangements, the Company applies the allocation exception under ASC 606-10-32-40, allocating the variable consideration to the distinct period of energy delivery to which it relates, as the terms of the variable payment relate specifically to the Company’s efforts to satisfy the performance obligation in that period. Given the nature of the arrangements — where consideration is based on actual energy delivered at contractually specified rates and uncertainty is resolved at the time of each delivery — the constraint on variable consideration under ASC 606-10-32-11 has not had a material impact on revenue recognized during the periods presented.

PPAs and BTS contracts are generally invoiced on a monthly basis. Revenue from this stream was earned by the Company’s India-based operations, which are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

Contract Assets and Liabilities

Contract liabilities represent obligations to transfer goods or services to a customer for which the Company has received consideration in advance of performance. Contract liabilities include advance payments received from customers and amounts billed to customers in excess of revenue recognized to date on the related contract. As of December 31, 2025 and 2024, contract liabilities consisted solely of advance payments received from customers.

Contract assets represent the Company’s right to consideration in exchange for goods or services that have been transferred to a customer but for which the right to payment is not yet unconditional. Contract assets arise when (i) revenue recognized to date on a contract exceeds the amount billed to the customer (i.e., unbilled receivables), or (ii) the Company has incurred costs to fulfill a contract in advance of satisfying the related performance obligation. As of December 31, 2025 and 2024, contract assets consisted of commissions, labor, and material costs incurred for projects where the performance obligation was not yet complete. These costs will be recognized in cost of revenues in the same period and manner as the corresponding performance obligation is satisfied.

The portion of contract assets and liabilities expected to be recognized within one year of the reporting date is reflected within current assets and current liabilities, respectively, on the accompanying consolidated balance sheets. The remaining portion expected to be recognized beyond one year is classified as a non-current asset or non-current liability, as applicable.

The following table summarizes the contract asset activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$343,646
Deferral of costs on contracts where performance obligations were not complete	(343,646)
Balance as of December 31, 2024	206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	303,910
Balance as of December 31, 2025	$303,910

The following table summarizes the contract liability activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$1,077,511
Recognition of revenue recorded as a contract liability as of January 1, 2024	(1,032,605)
Customer advance payments	515,201
Balance as of December 31, 2024	560,107
Recognition of revenue recorded as a contract liability as of December 31, 2024	(357,086)
Adjustments for the cancelled contract	(175,312)
Customer advance payments	677,854
Balance as of December 31, 2025	$705,563

Limited Warranty

The Company provides limited warranties that include a one-year warranty on any labor provided on installation services and a ten-year warranty on structural damage for certain installation services. Warranties are not considered separate performance obligations as they were determined to be assurance type warranties. Based on historical experience, warranties are determined to not be material as of December 31, 2025 and 2024 and as such no reserve for future warranty claims has been recorded for the years then ended.

Costs to Obtain a Contract

The Company incurs costs to obtain contracts in the form of commissions paid to its sales personnel, a third party service provided and a third party financing company made available to our customers

As all projects are completed within a year, the practical expedient to expense costs to obtain contracts as they are incurred was elected. The commission and financing fee expenses for the years ended December 31, 2025 and 2024 were $1,853,300 and $608,433, respectively, and are recorded as a component of selling, general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss.

Costs to fulfill contracts

Costs to fulfill a contract are capitalized when they relate directly to an existing contract or a specific anticipated contract, generate or enhance resources that will be used to fulfill performance obligations, and are recoverable. Such costs generally represent contract setup and fulfillment costs, which include any direct costs incurred at the inception of a contract to enable the delivery of HVAC solutions, solar panels, or related services, including materials, labor, and subcontractor costs directly associated with satisfying the performance obligation. These costs are expensed as the related revenue is recognized in accordance with the Company’s revenue recognition policy.

Leases

Leases: The Company determines if an arrangement is a lease at inception of the contract. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and operating lease liabilities, net of current portion in the accompanying consolidated balance sheets. Finance leases are accounted for as long-term assets, with the current and long-term portions of debt disclosed in the accompanying consolidated balance sheets. The Company accounts for leases with an original maturity of one year or less using the short-term lease practical expedient. These short-term leases are not recognized on the consolidated balance sheets and are accounted for using the straight-line method over the lease term.

ROU assets represent the Company’s right to use underlying assets for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate the present value for lease payments is the Company’s incremental borrowing rate, which is determined based on information available at lease commencement and is equal to the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term in an amount equal to the lease payments in a similar economic environment. The Company uses the implicit rate when readily determinable. The Company has entered into operating leases for corporate offices having remaining lease terms of one to three years. The Company has entered into finance leases primarily for vehicles and equipment, having initial terms of three years.

The Company’s real estate leases may include one or more options to renew, with the renewal extending the lease term for an additional one to five years. The exercise of lease renewal option is at the Company’s sole discretion. In general, the Company does not consider renewal option to be reasonably likely to be exercised, therefore renewal option are generally not recognized as part of the ROU assets and lease liabilities. Lease costs for lease payments are recognized on a straight-line basis over the lease term, unless there is a transfer of title or purchase option reasonably certain to be exercised. The Company does not record operating leases with an initial term of twelve months or less (“short-term leases”) in the consolidated balance sheets.

The Company’s vehicle leases may include transfer rights or options to purchase at the end of the lease that the Company is reasonably certain to exercise. Interest expense is recognized using the effective interest rate method, and the ROU asset is amortized over the useful life of the underlying asset.

Certain of the Company’s lease agreements contain both lease and non-lease components, which are generally accounted for as a single lease component.

Cost of revenues

Cost of revenues: Cost of revenues includes payroll and benefit costs of employees and direct costs associated with the delivery charges from independent contractors who perform a performance obligation directly as well as inventory utilized in the satisfaction of the performance obligation. It also includes any shipping and handling services for the Company’s inventory.

Selling, general and administrative expenses

Selling, general and administrative expenses: Selling, general and administrative expenses include payroll and benefit costs of employees who are not directly involved with the satisfaction of a performance obligation, facility costs, leasehold improvement amortization, utility costs, repair and maintenance, advertising, insurance, equipment depreciation and professional fees.

Advertising expenses

Advertising expenses: Advertising costs are expensed as incurred. Advertising expenses include the costs incurred to promote the products, services, or brand to the public. These expenses are intended for generating awareness to customers and driving sales through various forms of advertising. Common types of advertising expenses include costs for media placements, production of advertisements, and marketing campaigns across platforms like television, digital, print, and outdoor channels. Advertising expenses were approximately $86,000 and approximately $955,000 for the years ended December 31, 2025 and 2024 respectively.

Held for Sale and Discontinued operations

Held for Sale and Discontinued operations - The Company classifies assets and liabilities (the “disposal group”) as held for sale in the period when all of the relevant criteria to be classified as held for sale are met. These criteria include management’s commitment to sell the disposal group in its present condition and the sale being deemed probable of being completed within one year. Assets held for sale are reported at the lower of their carrying value or fair value less cost to sell. Fair value is determined based on management’s assessment of indicative bids, a market multiples model in which a market multiple is applied to forecasted earnings before interest, taxes, depreciation, and amortization (“EBITDA”), discounted cash flows, appraised values, or management’s estimates, depending on the specific situation. Any loss resulting from the measurement is recognized in the period when the held for sale criteria are met. If the disposal group meets the definition of a business, the goodwill within the reporting unit is allocated to the disposal group based on its relative fair value. The Company assesses the fair value of a disposal group, less any disposal cost, each reporting period it remains classified as held for sale and reports any subsequent changes as an adjustment to the carrying value of the disposal group, as long as the new carrying value does not exceed the initial carrying value of the disposal group. Assets held for sale are not amortized or depreciated.

The Company accounts for discontinued operations in accordance with ASC Topic 205-20, Presentation of Financial Statements—Discontinued Operations. A component of the Company’s business is reported as a discontinued operation when its disposal represents a strategic shift that has, or will have, a major effect on the Company’s operations and financial results. A component comprises operations and cash flows that can be clearly distinguished, both operationally and for financial reporting purposes, from the rest of the Company. When a component qualifies for discontinued operations presentation, the results of operations of the discontinued component, including any gain or loss recognized upon disposal, are reported separately from continuing operations in the consolidated statements of operations for all periods presented. Prior-period financial information is retrospectively reclassified to conform to the current-period presentation, unless otherwise required by U.S. GAAP.

Held for Sale and Discontinued operations – The Company classifies assets and liabilities (the “disposal group”) as held for sale in the period when all of the relevant criteria to be classified as held for sale are met. These criteria include management’s commitment to sell the disposal group in its present condition and the sale being deemed probable of being completed within one year. Assets held for sale are reported at the lower of their carrying value or fair value less cost to sell. Fair value is determined based on management’s assessment of indicative bids, a market multiples model in which a market multiple is applied to forecasted earnings before interest, taxes, depreciation, and amortization (“EBITDA”), discounted cash flows, appraised values, or management’s estimates, depending on the specific situation. Any loss resulting from the measurement is recognized in the period when the held for sale criteria are met. If the disposal group meets the definition of a business, the goodwill within the reporting unit is allocated to the disposal group based on its relative fair value. The Company assesses the fair value of a disposal group, less any disposal cost, each reporting period it remains classified as held for sale and reports any subsequent changes as an adjustment to the carrying value of the disposal group, as long as the new carrying value does not exceed the initial carrying value of the disposal group. Assets held for sale are not amortized or depreciated.

The Company accounts for discontinued operations in accordance with ASC Topic 205-20, Presentation of Financial Statements—Discontinued Operations. A component of the Company’s business is reported as a discontinued operation when its disposal represents a strategic shift that has, or will have, a major effect on the Company’s operations and financial results. A component comprises operations and cash flows that can be clearly distinguished, both operationally and for financial reporting purposes, from the rest of the Company. When a component qualifies for discontinued operations presentation, the results of operations of the discontinued component, including any gain or loss recognized upon disposal, are reported separately from continuing operations in the consolidated statements of operations for all periods presented. Prior-period financial information is retrospectively reclassified to conform to the current-period presentation, unless otherwise required by U.S. GAAP.

Stock-based compensation

Stock-based compensation: The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation, under which shared based payments that involve the issuance of common stock to employees and nonemployees and meet the criteria for equity-classified awards are recognized in the consolidated financial statements as stock-based compensation expense based on the fair value on the date of grant. The fair value of the share based payment is calculated and then recognized as compensation expense over the requisite service period. The Company issues stock option awards to employees and nonemployees.

The Company utilizes the Black-Scholes model to determine the fair value of the stock option awards, which requires the input of subjective assumptions. These assumptions include estimating (a) the length of time grantees will retain their vested stock options before exercising them for employees and the contractual term of the option for nonemployees (“expected term”), (b) the volatility of the Company’s common stock price over the expected term, (c) expected dividends, and (d) the fair value of a share of common stock prior to the Business Combination. After the closing of the Business Combination, the Company’s board of directors determined the fair value of each share of common stock underlying stock-based awards based on the closing price of the Company’s common stock as reported by the NASDAQ on the date of grant. The Company has elected to recognize the adjustment to share-based compensation expense in the period in which forfeitures occur.

The assumptions used in the Black-Scholes model are management’s best estimates, but the estimates involve inherent uncertainties and the application of management judgment (see Note 12). As a result, if other assumptions had been used, the recorded share-based compensation expense could have been materially different from that depicted in the consolidated financial statements

Warrants

Warrants: The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing liabilities from equity (“ASC 480”), and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance, modification, and as of each subsequent quarterly period end date while the warrants are outstanding. For the years ended December 31, 2025 and 2024, all of the Company’s warrants were accounted for as equity classified instruments.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the liability-classified warrants are recognized as a non-cash gain or loss on the accompanying consolidated statements of operations and comprehensive loss. The Company assesses the classification of its warrants at each reporting date to determine whether a change in classification between equity and liability is required.

Comprehensive loss

Comprehensive loss: Comprehensive loss is comprised of net loss and all changes to the consolidated statements of equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive gain (loss) for the years ended December 31, 2025 and 2024 consisted of net gain (loss) and unrealized gain (loss) from foreign currency translation adjustment.

Net loss per share

Net income (loss) per share - Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period, excluding the effects of any potential dilutive securities. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common share equivalents had been issued and if the additional common shares were dilutive. Income (loss) per share excludes all potential dilutive shares of common shares if their effect is anti-dilutive.

For the three and six months ended June 30, 2026 and 2025, potentially dilutive common shares consist of the common shares issuable upon the exercise of common stock options and warrants (using the treasury stock method) and the conversion of convertible notes payable. Conversion features of notes payable may have a variable conversion feature, amending the number of conversion shares based on the market price of the stock. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact. This treatment also applies when the Company reports gain from discontinued operations, as the determination of whether potentially dilutive securities are dilutive is based on income or loss from continuing operations.

Diluted net income (loss) per share includes the potential dilutive effect of common stock equivalents as if such securities were converted or exercised during the period, when the effect is dilutive. Given the Company is in a net loss position for the three and six months ended June 30, 2026 and 2025, there is no difference between basic and diluted net income (loss) per share.

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

Options	14,810
Warrants	408,359
Convertible notes payable that convert into common stock	727,043
Total	1,150,212

Net loss per share: Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period, excluding the effects of any potential dilutive securities. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common share equivalents had been issued and if the additional common shares were dilutive. Loss per share excludes all potential dilutive shares of common shares if their effect is anti-dilutive.

For the years ended December 31, 2025 and 2024, potentially dilutive common shares consist of the common shares issuable upon the exercise of common stock options and warrants (using the treasury stock method) and the conversion of convertible notes payable. Conversion features of notes payable may have a variable conversion feature, amending the number of conversion shares based on the market price of the stock. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact.

Diluted net loss per share includes the potential dilutive effect of common stock equivalents as if such securities were converted or exercised during the period, when the effect is dilutive. Given the Company is in a net loss position for the years ended December 31, 2025 and 2024, there is no difference between basic and diluted net loss per share.

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

Options	$14,810
Warrants	408,359
Convertible notes payable that convert into common stock	316,398
Total	739,567

Foreign Currency

Foreign Currency: The Company’s consolidated financial statements are presented in the reporting currency of the U.S. dollar. The functional currency for all consolidated entities within continuing operations is the U.S. dollar. Certain subsidiaries located in India, whose functional currency was the Indian Rupee (INR), are presented within discontinued operations for all periods presented. Assets and liabilities of the Company are translated into the reporting currency using the exchange rate in effect at the consolidated balance sheet dates. Equity transactions are translated using the historical exchange rate in effect on the date of the transaction, except for the change in accumulated deficit during the year, which is the results of the operations translation process. Results of operations and cash flows are translated using the weighted average exchange rates in effect during the period. As a result, amounts relating to the assets and liabilities reported on the consolidated statements of cash flows may not necessarily agree with the changes in the corresponding balances on the accompanying consolidated balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into the reporting currency are recorded as a component of comprehensive income (loss) and, for all periods presented, relate entirely to the discontinued India-based operations. For the years ended December 31, 2025 and 2024, the realized foreign currency exchange gain (loss) was $110,360 and $36,579, respectively, and is included within gain (loss) from discontinued operations on the accompanying consolidated statements of operations and comprehensive loss. For the years ended December 31, 2025 and 2024, the unrealized foreign currency exchange gain was de minimis and is included within gain (loss) from discontinued operations on the accompanying consolidated statements of operations and comprehensive loss.

Income Taxes

Income Taxes: Income taxes are accounted for under the asset and liability method whereby deferred tax assets and liabilities are determined based on temporary difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when management estimates that it is more likely than not that deferred tax assets will not be realized. Realization of deferred tax assets is dependent upon future pre-tax earnings, the reversal of temporary differences between book and tax income, and the expected rates in future periods.

The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are more likely than not of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized. At December 31, 2025 and 2024, the Company did not have any reserves for uncertain tax positions recognized. The Company’s policy is to recognize interest and penalties related income tax matters in income tax expense. The Company operates within multiple taxing jurisdictions and in the normal course of business its tax returns are examined in various jurisdictions The Company currently has no federal, state or international tax examinations in progress. The Company is subject to U.S. Federal and state income tax examination for tax years 2022 and forward. Tax returns for years prior to 2022 may remain open with respect to the net operating loss carryforwards that are utilized in a later years, as tax attributes from prior years can be adjusted during an audit of a later year.

We determined that income taxes involve critical accounting estimates because management makes significant estimates, assumptions, and judgments to determine our provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against deferred tax assets, and to the extent that our estimates and assumptions materially change, or if actual circumstances differ materially from those in the assumptions, our financial statements could be materially impacted.

We utilize the asset and liability method for computing our income tax provision. Deferred tax assets and liabilities reflect the expected future consequences of temporary differences between the financial reporting and tax bases of assets and liabilities as well as operating loss, capital loss, and tax credit carryforwards, using enacted tax rates. We assess the likelihood that our deferred tax assets will be recovered from future taxable income and, to the extent we believe that recovery is not likely, we establish a valuation allowance. Assessing the need for a valuation allowance requires a great deal of judgement and we consider all available evidence, both positive and negative, to determine whether it is more likely than not that our deferred tax assets are recoverable. We evaluate all available evidence including, but not limited to, history of earnings and losses, forecasts of future taxable income, and the weight of evidence that can be objectively verified. See Note 17 - Income taxes of the notes to our consolidated financial statements included in Part II, Item 8 of this Annual Report on Form 10-K for details of changes in our valuation allowance for the years ended December 31, 2025 and 2024.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are recognized within provision for income taxes.

The TCJA also includes provisions for a tax on global intangible low-taxed income (GILTI). GILTI is described as the excess of a U.S. shareholder’s total net foreign income over a deemed return on tangible assets, as provided by the TCJA. In January 2018, the FASB issued guidance that allows companies to elect as an accounting policy whether to record the tax effects of GILTI in the period the tax liability is generated (i.e., “period cost”) or provide for deferred tax assets and liabilities related to basis differences that exist and are expected to affect the amount of GILTI inclusion in future years upon reversal (i.e., “deferred method”). The accounting policy of the Company is to record any taxes on GILTI in the provision for income taxes in the year it is incurred. However, the Company has not GILTI inclusion for year ended December 31, 2025.

Recently issued accounting pronouncements, adopted and not yet adopted

Recently issued accounting pronouncements, not yet adopted

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board. Management periodically reviews newly issued accounting standards to determine their potential impact on the Company’s condensed consolidated financial statements and related disclosures.

ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”) incorporates several disclosure and presentation requirements currently residing in SEC Regulation S-X and S-K into the ASC. The amendments are applied prospectively and are effective when the SEC removes the related requirements from Regulation S-X and S-K. Any amendments the SEC does not remove by June 30, 2027 will not be effective. Early adoption is prohibited. We are currently evaluating the potential impact of this guidance on its disclosures.

ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. In November 2024, the FASB issued this ASU that requires more detailed disclosure about certain costs and expenses presented in the income statement, including inventory purchases, employee compensation, selling expense and depreciation expense. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance does not affect recognition or measurement in our consolidated financial statements.

ASU 2024-04 Debt - Debt with Conversion and Other Options - Induced Conversions of Convertible Debt Instruments. In November 2024, the FASB issued this ASU which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions or extinguishments. The amendments in this update are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

In May 2025, the FASB issued Accounting Standards Update No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU 2025-03 is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. We are currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The new guidance is expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. The amendments in this update introduce a practical expedient when applying the guidance related to the estimation of expected credit losses for current accounts receivable and current contract assets resulting from transactions arising from contracts with customers. The guidance is effective for the Company on a prospective basis, beginning January 1, 2026 for the interim and annual periods. Early adoption is permitted. We are currently evaluating the impact of the new guidance on its financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06- Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06), which is intended to simplify the capitalization guidance for internal-use software by removing references to project stages and clarifying when the capitalizing of eligible costs is required. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have had a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-11.

In May 2026, the FASB issued ASU 2026-02, which establishes new guidance for the recognition, measurement, presentation, and disclosure of environmental credits and environmental credit obligations. The standard provides a comprehensive accounting model for entities that acquire, generate, or are required to settle obligations using environmental credits. For public business entities, the amendments are effective for annual reporting periods, and interim reporting periods within those annual reporting periods, beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this standard will have on its consolidated financial statements.

The Company does not believe any other new accounting pronouncements issued by the FASB that have not become effective will have a material impact on its consolidated financial statements.

Recently issued accounting pronouncements, adopted

In August 2020, ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”), to simplify accounting for certain financial instruments. ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce from-over-substance-based accounting conclusions. The Company adopted ASU 2020-06 effective January 1, 2024, and the adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 202307, Segment Reporting — Improvements to Reportable Segment Disclosures. ASU 2023-07 requires entities to disclose significant segment expense categories and amounts for each reportable segment and is effective for fiscal years beginning after December 15, 2023. The Company adopted ASU 2023-07 effective January 1, 2024, and the adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures- In December 2023, the FASB issued this ASU to update income tax disclosure requirements, primarily related to the income tax rate reconciliation and income taxes paid information. The Company adopted ASU 2023-09 prospectively from January 1, 2025, and the adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board. Management periodically reviews newly issued accounting standards to determine their potential impact on the Company’s consolidated financial statements and related disclosures.

ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”) incorporates several disclosure and presentation requirements currently residing in SEC Regulation S-X and S-K into the ASC. The amendments are applied prospectively and are effective when the SEC removes the related requirements from Regulation S-X and S-K. Any amendments the SEC does not remove by June 30, 2027 will not be effective. Early adoption is prohibited. The Company is currently evaluating the potential impact of this guidance on its disclosures.

In March 2024, the SEC issued its final climate disclosure rules (Rule 1), which require the disclosure of climate-related information in annual reports and registration statements, beginning with annual reports for the year ending December 31, 2025. The rules require disclosure in the audited financial statements of certain effects of severe weather events and other natural conditions above certain financial thresholds, as well as amounts related to carbon offsets and renewable energy credits or certificates, if material. We are currently evaluating the impact of the new rules and continue to monitor the status of the related legal challenges.

ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. In November 2024, the FASB issued this ASU that requires more detailed disclosure about certain costs and expenses presented in the income statement, including inventory purchases, employee compensation, selling expense and depreciation expense. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance does not affect recognition or measurement in our consolidated financial statements.

ASU 2024-04 Debt - Debt with Conversion and Other Options - Induced Conversions of Convertible Debt Instruments. In November 2024, the FASB issued this ASU which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions or extinguishments.  The amendments in this update are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

In May 2025, the FASB issued Accounting Standards Update No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU 2025-03 is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.

In May 2025, the FASB issued Accounting Standards Update No. 2025-04, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts With Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer (“ASU 2025-04”). ASU 2025-04 revises the definition of a performance condition, eliminates the forfeiture policy election for service conditions, and clarifies that the variable consideration constraint in Topic 606 does not apply to share-based consideration payable to customers. The new guidance requires entities to consistently account for share-based awards granted to customers by clarifying the treatment of vesting conditions and ensuring alignment with Topic 606 and Topic 718. ASU 2025-04 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06- Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06), which is intended to simplify the capitalization guidance for internal-use software by removing references to project stages and clarifying when the capitalizing of eligible costs is required. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have had a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-11.

The Company does not believe any other new accounting pronouncements issued by the FASB that have not become effective will have a material impact on its consolidated financial statements.